ACCOUNTS RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

Accounts receivable, net consisted of the following:

	As of
	December 31, 2024	June 30, 2025
Accounts receivable	$66,058,775	$71,379,164
Accounts receivable, related parties	928,951	353,886
	66,987,726	71,733,050
Less: allowance of expected credit loss	(59,124)	(63,789)
Accounts receivable, net	$66,928,602	$71,669,261

The following table presents the activities in the allowance for expected credit losses:

	As of
	December 31, 2024	June 30, 2025
Balance at beginning of year/period	$128,312	$59,124
Allowance for expected credit losses	3,007	4,665
Written-off allowance during the year/period	(71,667)	-
Foreign translation adjustment	(528)	-
Balance at end of year/period	$59,124	$63,789

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The following table presents the activities in the allowance for expected credit losses:

	As of
	December 31, 2024	June 30, 2025
Balance at beginning of year/period	$128,312	$59,124
Allowance for expected credit losses	3,007	4,665
Written-off allowance during the year/period	(71,667)	-
Foreign translation adjustment	(528)	-
Balance at end of year/period	$59,124	$63,789